Schedule of difference between tax expense profit before tax (Details) - Forekast limited [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Profit before tax	$ 880,550	$ 1,175,377
Tax expense calculated at the applicable tax rate	211,332	282,091
Non-deductible expenses	125,581	7,161
Deferred tax not recognized	3,726	(4,030)
Under provision in previous financial year	697	4,686
Utilization of previously unrecognized tax losses		(1,119)
Tax expense	$ 341,336	$ 288,789